Accounts payable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of accounts payable

	December 31,
	2019	2018
Local currency	1,202,166	994,662
Foreign currency	424,411	455,777

	1,626,577	1,450,439